Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
American Beacon Small Cap Index Fund (Prospectus Summary) | American Beacon Small Cap Index Fund | Institutional Class
Risk/Return:
Trading Symbol	ASCIX
American Beacon International Equity Index Fund (Prospectus summary) | American Beacon International Equity Index Fund | Institutional Class
Risk/Return:
Trading Symbol	AIIIX